Interests in Joint Operations - Summary of Assets Held in Joint Operations (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of significant joint operations [Line Items]
Current assets	$ 35,130	$ 21,056
Non-current assets	76,863	95,950	$ 101,239
Total assets	111,993	117,006	$ 118,953
Joint operations [member]
Disclosure of significant joint operations [Line Items]
Current assets	2,445	2,755
Non-current assets	36,144	51,446
Total assets	$ 38,589	$ 54,201